SLM Student Loan Trust 2010-1
Monthly Servicing Report

Distribution Date	02/25/2011
Collection Period	01/01/2011 - 01/31/2011

SLM Funding LLC -	Depositor
Sallie Mae, Inc. -	Master Servicer and Administrator
Deutsche Bank Trust Company Americas -	Indenture Trustee
The Bank of New York Mellon Trust Company, N.A. -	Eligible Lender Trustee
SLM Investment Corp. -	Excess Distribution Certificateholder

I. Deal Parameters

A	Student Loan Portfolio Characteristics		04/15/2010	12/31/2010	01/31/2011
	Principal Balance		$1,169,871,248.94	$1,073,987,362.55	$1,056,796,604.48
	Interest to be Capitalized Balance		12,910,478.57	10,031,181.46	10,001,126.36

	Pool Balance		$1,182,781,727.51	$1,084,018,544.01	$1,066,797,730.84
	Capitalized Interest Account Balance		$7,500,000.00	$7,500,000.00	$7,500,000.00
	Specified Reserve Account Balance		3,028,129.00	2,710,046.36	2,666,994.33

	Adjusted Pool (1)		$1,193,309,856.51	$1,094,228,590.37	$1,076,964,725.17

	Weighted Average Coupon (WAC)		2.60%	2.66%	2.65%
	Number of Loans		482,706	448,357	441,553
	Aggregate Outstanding Principal Balance - Tbill			$220,904,346.20	$217,409,770.64
	Aggregate Outstanding Principal Balance - Commercial Paper			$863,114,197.81	$849,387,960.20
	Pool Factor			0.894957441	0.880740069
	Since Issued Constant Prepayment Rate			1.49%	1.81%

	(1) The Specified Reserve Account balance is included in the Adjusted Pool until the Pool Balance is less than 40% of the original pool.

B	Debt Securities	Cusip/Isin	01/25/2011		02/25/2011
	A	78445XAA4	$1,054,448,590.37		$1,037,184,725.17
	B	78445XAB2	$36,780,000.00		$36,780,000.00

C	Account Balances		01/25/2011		02/25/2011
	Reserve Account Balance		$2,710,046.36		$2,666,994.33
	Capitalized Interest Account Balance		$7,500,000.00		$7,500,000.00
	Floor Income Rebate Account		$291,379.53		$439,638.43
	Supplemental Loan Purchase Account		$-		$-

D	Asset / Liability		01/25/2011		02/25/2011
	Adjusted Pool Balance + Supplemental Loan Purchase		$1,094,228,590.37		$1,076,964,725.17
	Total Notes		$1,091,228,590.37		$1,073,964,725.17
	Difference		$3,000,000.00		$3,000,000.00
	Parity Ratio		1.00275		1.00279

Trust 2010-1 Monthly Servicing Report: Collection Period 01/01/2011 - 01/31/2011, Distribution Date 02/25/2011

II. Trust Activity 01/01/2011 through 01/31/2011

A	Student Loan Principal Receipts
	Borrower Principal	10,444,013.20
	Guarantor Principal	6,572,794.37
	Consolidation Activity Principal	1,172,189.78
	Seller Principal Reimbursement	(12,195.09)
	Servicer Principal Reimbursement	33,381.42
	Rejected Claim Repurchased Principal	-
	Other Principal Deposits	977.04

	Total Principal Receipts	$18,211,160.72

B	Student Loan Interest Receipts
	Borrower Interest	828,206.68
	Guarantor Interest	153,845.61
	Consolidation Activity Interest	7,537.29
	Special Allowance Payments	0.00
	Interest Subsidy Payments	0.00
	Seller Interest Reimbursement	(543.84)
	Servicer Interest Reimbursement	5,437.94
	Rejected Claim Repurchased Interest	0.00
	Other Interest Deposits	95,779.71

	Total Interest Receipts	$1,090,263.39

C	Reserves in Excess of Requirement	$43,052.03

D	Investment Income	$2,977.03

E	Funds Borrowed from Next Collection Period	$-

F	Funds Repaid from Prior Collection Period	$-

G	Loan Sale or Purchase Proceeds	$-

H	Initial Deposits to Collection Account	$-

I	Excess Transferred from Other Accounts	$-

J	Other Deposits	$-

K	Funds Released from Capitalized Interest Account	$-

L	Less: Funds Previously Remitted:
	Servicing Fees to Servicer	$-
	Consolidation Loan Rebate Fees to Dept. of Education	$-
	Floor Income Rebate Fees to Dept. of Education	$-
	Funds Allocated to the Floor Income Rebate Account	$(148,258.90)

M	AVAILABLE FUNDS	$19,199,194.27

N	Non-Cash Principal Activity During Collection Period	$(1,020,402.65)

O	Non-Reimbursable Losses During Collection Period	$121,766.48

P	Aggregate Purchased Amounts by the Depositor, Servicer or Seller	$985.55

Q	Aggregate Loan Substitutions	$-

Trust 2010-1 Monthly Servicing Report: Collection Period 01/01/2011 - 01/31/2011, Distribution Date 02/25/2011

III. 2010-1	Portfolio Characteristics

	01/31/2011				12/31/2010
	Wtd Avg				Wtd Avg
	Coupon	#Loans	Principal	% of Principal	Coupon	#Loans	Principal	% of Principal

INTERIM:
IN SCHOOL	3.37%	5,176	$19,347,766.59	1.831%	3.38%	5,302	$19,781,094.01	1.842%

GRACE	3.57%	1,842	$6,859,043.70	0.649%	3.59%	1,901	$7,112,987.38	0.662%

DEFERMENT	2.15%	80,246	$223,140,091.94	21.115%	2.15%	79,620	$221,541,675.01	20.628%

REPAYMENT:
CURRENT	2.76%	238,287	$444,448,275.74	42.056%	2.76%	240,754	$451,134,295.56	42.006%
31-60 DAYS DELINQUENT	2.79%	18,582	$50,860,711.84	4.813%	2.79%	22,493	$59,069,988.75	5.500%
61-90 DAYS DELINQUENT	2.83%	13,033	$37,259,332.46	3.526%	2.74%	12,632	$37,075,173.01	3.452%
91-120 DAYS DELINQUENT	2.73%	8,000	$24,667,131.65	2.334%	2.79%	8,003	$24,502,645.65	2.281%
> 120 DAYS DELINQUENT	2.83%	26,873	$83,508,825.80	7.902%	2.82%	28,415	$88,502,944.36	8.241%

FORBEARANCE	2.74%	43,596	$148,324,493.34	14.035%	2.75%	43,732	$148,430,186.93	13.820%
CLAIMS IN PROCESS	2.76%	5,764	$17,926,876.16	1.696%	2.80%	5,386	$16,471,885.36	1.534%
AGED CLAIMS REJECTED	2.49%	154	$454,055.26	0.043%	2.52%	119	$364,486.53	0.034%

TOTAL		441,553	$1,056,796,604.48	100.00%		448,357	$1,073,987,362.55	100.00%

*Percentages may not total 100% due to rounding
Trust 2010-1 Monthly Servicing Report: Collection Period 01/01/2011 - 01/31/2011, Distribution Date 02/25/2011

IV. 2010-1 Portfolio Characteristics (cont’d)

	01/31/2011	12/31/2010
Pool Balance	$1,066,797,730.84	$1,084,018,544.01

Total # Loans	441,553	448,357

Total # Borrowers	190,252	193,434

Weighted Average Coupon	2.65%	2.66%

Weighted Average Remaining Term	96.01	95.70

Non-Reimbursable Losses	$121,766.48	$144,343.96

Cumulative Non-Reimbursable Losses	$602,802.18	$481,035.70

Since Issued Constant Prepayment Rate (CPR)	1.81%	1.49%

Loan Substitutions	$-	$-

Cumulative Loan Substitutions	$-	$-

Rejected Claim Repurchases	$-	$297.66

Cumulative Rejected Claim Repurchases	$3,696.65	$3,696.65

Unpaid Primary Servicing Fees	$-	$-

Unpaid Administration Fees	$-	$-

Unpaid Carryover Servicing Fees	$-	$-

Note Principal Shortfall	$-	$-

Note Interest Shortfall	$-	$-

Unpaid Interest Carryover	$-	$-

Borrower Interest Accrued	$2,050,846.96	$2,083,677.97

Interest Subsidy Payments Accrued	$263,313.84	$267,699.06

Special Allowance Payments Accrued	$123,095.17	$135,020.13

Trust 2010-1 Monthly Servicing Report: Collection Period 01/01/2011 - 01/31/2011, Distribution Date 02/25/2011

V. 2010-1 Portfolio Statistics by School and Program

	Weighted
A LOAN TYPE	Average Coupon	# LOANS	$ AMOUNT	% *
- GSL (1) - Subsidized	2.60%	261,228	541,997,873.31	51.287%
- GSL - Unsubsidized	2.57%	155,799	434,267,901.59	41.093%
- PLUS (2) Loans	3.44%	23,103	76,144,660.57	7.205%
- SLS (3) Loans	3.60%	1,423	4,386,169.01	0.415%
- Consolidation Loans	0.00%	0	-	0.000%

Total	2.65%	441,553	$1,056,796,604.48	100.000%

	Weighted
B SCHOOL TYPE	Average Coupon	# LOANS	$ AMOUNT	% *

-Four Year	2.66%	324,840	834,846,412.15	78.998%
-Two Year	2.62%	99,142	190,227,921.85	18.000%
-Technical	2.77%	17,454	31,464,443.38	2.977%
-Other	2.60%	117	257,827.10	0.024%

Total	2.65%	441,553	$1,056,796,604.48	100.000%

*Percentages may not total 100% due to rounding.

(1)	Guaranteed Stafford Loan

(2)	Parent Loans for Undergraduate Students

(3)	Supplemental Loans to Students. The Unsubsidized Stafford Loan program replaced the SLS program on July 1, 1994.
Trust 2010-1 Monthly Servicing Report: Collection Period 01/01/2011 - 01/31/2011, Distribution Date 02/25/2011

VI.    2010-1 Waterfall for Distributions

			Remaining
		Paid	Funds Balance
Total Available Funds			$19,199,194.27

A	Primary Servicing Fee	$728,339.25	$18,470,855.02

B	Administration Fee	$6,667.00	$18,464,188.02

C	Class A Noteholders’ Interest Distribution Amount	$599,278.28	$17,864,909.74

D	Class B Noteholders’ Interest Distribution Amount	$36,739.13	$17,828,170.61

E	Class A Noteholders’ Principal Distribution Amount	$17,263,865.20	$564,305.41

F	Class B Noteholders’ Principal Distribution Amount	$-	$564,305.41

G	Reserve Account Reinstatement	$-	$564,305.41

H	Unpaid Expenses of The Trustees	$-	$564,305.41

I	Carryover Servicing Fee	$-	$564,305.41

J	Remaining Amounts to the Noteholders after the first auction date	$-	$564,305.41

K	Excess Distribution Certificateholder	$564,305.41	$-

Waterfall Triggers

A	Student Loan Principal Outstanding	$1,056,796,604.48

B	Interest to be Capitalized	$10,001,126.36

C	Capitalized Interest Account Balance	$7,500,000.00

D	Reserve Account Balance (after any reinstatement)	$2,666,994.33

E	Less: Specified Reserve Account Balance	$(2,666,994.33)

F	Total	$1,074,297,730.84

G	Class A Notes Outstanding (after application of available funds)	$1,037,184,725.17

H	Insolvency Event or Event of Default Under Indenture	N

I	Available Funds Applied to Class A Noteholders’ Distribution Amount Before Any Amounts are Applied to the Class B Noteholders’ Distribution Amount (G>F or H=Y)	N

Trust 2010-1 Monthly Servicing Report: Collection Period 01/01/2011 - 01/31/2011, Distribution Date 02/25/2011

VII. 2010-1	Distributions

Distribution Amounts

	A	B

Cusip/Isin	78445XAA4	78445XAB2
Beginning Balance	$1,054,448,590.37	$36,780,000.00
Index	LIBOR	LIBOR
Spread/Fixed Rate	0.40%	0.90%
Record Date (Days Prior to Distribution)	1 NEW YORK BUSINESS DAY	1 NEW YORK BUSINESS DAY
Accrual Period Begin	1/25/2011	1/25/2011
Accrual Period End	2/25/2011	2/25/2011
Daycount Fraction	0.08611111	0.08611111
Interest Rate*	0.66000%	1.16000%
Accrued Interest Factor	0.000568333	0.000998889
Current Interest Due	$599,278.28	$36,739.13
Interest Shortfall from Prior Period Plus Accrued Interest	$-	$-
Total Interest Due	$599,278.28	$36,739.13
Interest Paid	$599,278.28	$36,739.13
Interest Shortfall	$-	$-
Principal Paid	$17,263,865.20	$-
Ending Principal Balance	$1,037,184,725.17	$36,780,000.00
Paydown Factor	0.014568663	0.000000000
Ending Balance Factor	0.875261371	1.000000000
* Pay rates for Current Distribution. For the interest rates applicable to the next distribution date, please see http://www.salliemae.com/salliemae/investor/slmtrust/extracts/abrate.txt.

Trust 2010-1 Monthly Servicing Report: Collection Period 01/01/2011 - 01/31/2011, Distribution Date 02/25/2011

VIII. 2010-1               Reconciliations

A	Principal Distribution Reconciliation

	Notes Outstanding Principal Balance	$1,091,228,590.37

	Adjusted Pool Balance	$1,076,964,725.17

	Overcollateralization Amount	$3,000,000.00

	Principal Distribution Amount	$17,263,865.20

	Principal Distribution Amount Paid	$17,263,865.20

B	Reserve Account Reconciliation

	Beginning Period Balance	$2,710,046.36

	Reserve Funds Utilized	0.00

	Reserve Funds Reinstated	0.00

	Balance Available	$2,710,046.36

	Required Reserve Acct Balance	$2,666,994.33

	Release to Collection Account	$43,052.03

	Ending Reserve Account Balance	$2,666,994.33

C	Capitalized Interest Account

	Beginning Period Balance	$7,500,000.00

	Transfers to Collection Account	$-

	Ending Balance	$7,500,000.00

D	Floor Income Rebate Account

	Beginning Period Balance	$291,379.53

	Deposits for the Period	$148,258.90

	Release to Collection Account	$-

	Ending Balance	$439,638.43

E	Supplemental Purchase Account

	Beginning Period Balance	$-

	Supplemental Loan Purchases	$-

	Transfers to Collection Account	$-

	Ending Balance	$-

Trust 2010-1 Monthly Servicing Report: Collection Period 01/01/2011 - 01/31/2011, Distribution Date 02/25/2011